Note 9 - Refundable Guarantee Deposits (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Head Office [Member]
Refundable guarantee deposits	¥ 2,462,266	¥ 2,187,901
Sales and Subsidiaries Offices [Member]
Refundable guarantee deposits	551,242	547,549
Others [Member]
Refundable guarantee deposits	71,173	64,751
Refundable guarantee deposits	¥ 3,084,681	¥ 2,800,201